UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/07
Check here if Amendment []; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Matthew 25 Management Corp.
Address: 607 West Avenue
Jenkintown, PA  19046

Form 13F File Number: 028-11589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Mark Mulholland
Title:   President
Phone: 215-884-4458

/s/ Mark Mulholland
August 13, 2007

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                        Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                              -----------
Form 13F Information Table Entry Total:                16
                                              -----------
Form 13F Information Table Value Total:       $   100,009
                                              -----------
                                              (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Matthew 25 Management Corp.
FORM 13F
As of 6/30/07



                       TITLE             FAIR                                   VOTING
                        OF               MARKET   SHARES/    INVESTMENT OTHER  AUTHORITY
NAME OF ISSUER         CLASS  CUSIP      VALUE    PRN AMT    DISCRETION MANAG.   SOLE    SHARED   NONE
-------------------------------------------------------------------------------------------------------
Abington Community Banc. COM  00350R106  2,832   295,000 SH    SOLE             295,000
Advanta Corporation      CLA  007942105  7,918   278,800 SH    SOLE             278,800
Ameritrade               COM  03074K100  6,000   300,000 SH    SOLE             300,000
ASV, Inc.                COM  001963107  5,918   342,500 SH    SOLE             342,500
Berkshire Hathawayc.     CLA  084670108  3,941        36 SH    SOLE                  36
Black & Decker, Inc.     COM  091797100 10,200   115,500 SH    SOLE             115,500
Cabelas, Inc.            COM  126804301  6,506   294,000 SH    SOLE             294,000
El Paso Corporation      COM  28336L109  6,892   400,000 SH    SOLE             400,000
Federal Agric. Mortgage  CLC  313148306 18,376   537,000 SH    SOLE             537,000
Federal Agric. Mortgage  CLA  313148108  1,598    65,500 SH    SOLE              65,500
Fremont General Corp     COM  357288109    215    20,000 SH    SOLE              20,000
Goldman Sachs            COM  38141G104  1,951     9,000 SH    SOLE               9,000
St. Joe Company          COM  790148100  4,217    91,000 SH    SOLE              91,000
MBIA, Inc.               COM  55262C100  9,146   147,000 SH    SOLE             147,000
Polaris Industries, Inc. COM  731068102 11,374   210,000 SH    SOLE             210,000
Willow Financial Bancorp COM  97111W101  2,925   225,000 SH    SOLE             225,000


REPORT SUMMARY:                 16      100,009